Share-Based Compensation - Information about Restricted Stock Award Stock and Performance Award and Stock Option Activity (Detail) (Tronox Incorporated Management Equity Incentive Plan [Member], USD $)
					1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member] Restricted Stock Awards & Stock Opportunity Grants	Jan. 31, 2011 Predecessor [Member] Performance Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance							148,053	2,689,150
Number of Shares, Awards vested/cancelled							(148,053)	(2,689,150)
Number of Shares, Ending Balance
Intrinsic Value, Beginning Balance			$ 1,000,000			$ 9.54
Intrinsic Value, Awards vested/cancelled
Intrinsic Value, Ending Balance			$ 1,000,000
Contractual life years, awards vested/cancelled					0 years
Contractual life years, beginning balance					0 years	5 years 3 months 22 days
Price, Beginning Balance		$ 22.00	$ 24.84			$ 9.54
Price, Awards vested/cancelled
Price, Ending Balance		$ 22.00	$ 24.84
Balance at December 31, 2011		345,000	653,225			1,152,408
Number of Shares, awards vested/cancelled						(1,152,408)
Number of Options, Ending Balance		345,000	653,225
Beginning Balance						$ 4.92
Fair value, awards vested/cancelled
Fair Value, Ending Balance